BORROWINGS (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Short-term bank borrowings	$ 15,317	$ 79,063
Interest rate on short-term bank borrowings	5.20%	5.30%	5.00%